Notes payable (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 AUD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)	Mar. 31, 2025 AUD ($)
Notes payable (Details) [Line Items]
Notes payable balance	$ 1,087,929		$ 619,029
RH Capital [Member]
Notes payable (Details) [Line Items]
Issued note payable	$ 443,526	$ 710,000
Accrued interest			318,480		$ 536,361
Outstanding balance			335,057
RH Capital Finance CO LLC [Member]
Notes payable (Details) [Line Items]
Issued note payable			$ 309,138	$ 500,000
Interest rate	17.00%	17.00%	17.00%	17.00%
Accrued interest	$ 8,797				$ 14,082
Outstanding balance	452,323	$ 724,082
Prismic [Member]
Notes payable (Details) [Line Items]
Notes payable balance	$ 300,549